Submission	Apr. 28, 2026
Submission [Line Items]
Central Index Key	0001521951
Registrant Name	FIRST BUSINESS FINANCIAL SERVICES, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES